Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

Note 3

Prepaid Expenses and Other Current Assets:

The Company’s prepaid expenses and other current assets consisted of the following as of December 31, 2024, and 2023:

	December 31,
	2024	2023

Vendor prepayments	$65,237	$821,266
VAT recoverable and other current assets	49,479	24,433
Other short-term receivables	400,000	10,664
Prepaid insurance	42,470	69,019
Prepaid expenses	2,970	-

Total prepaid expenses and other current assets	$560,157	$925,382

During the period ended December 31, 2024, the Company provided working capital advances totaling $400,000 to Kadimastem, a third party with which the Company is engaged in merger negotiations. These funds were provided to support Kadimastem’s ongoing operations and are recorded as Other Receivable on the balance sheet. The funds are repayable on demand or upon termination of the merger discussions. If the merger is completed, the advances will be eliminated in consolidation. The Company’s ability to recover these funds is dependent on the outcome of the merger transaction. As of December 31, 2024, no allowance for uncollectibility has been recorded, as management believes the amounts are recoverable.